Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Miscellaneous assets [abstract]
Prepaid expenses	¥ 146,203	¥ 119,041
Accrued income	802,738	577,707
Receivables from brokers, dealers and customers for securities transactions	2,491,023	817,020
Cash collateral provided for derivative and other financial transactions	2,932,046	3,030,136
Retirement benefit assets	542,479	562,144
Security deposits	78,746	78,050
Others	1,334,707	983,104
Total other assets	¥ 8,327,942	¥ 6,167,202